Financial Assets and Liabilities - Summary of Valuation Processes of Contingent Consideration at Fair Value (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Jun. 30, 2019
Disclosure Of Financial Instruments [Abstract]
Fair value of cash or stock payable, dependent on achievement of future late-stage clinical or regulatory targets	$ 28,751	$ 28,005
Fair value of royalty payments from commercialization of the intellectual property acquired	16,617	19,529
Contingent Consideration	$ 45,368	$ 47,534